FAIR VALUE MEASURES (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Liabilities:
Convertible promissory notes at fair value		$ 18,889
Related party
Liabilities:
Convertible promissory notes at fair value	$ 20,296	18,889
Non related party
Liabilities:
Convertible promissory notes at fair value	4,600
Recurring
Assets:
Money market (included in cash and cash equivalents)	10,245	14,152	$ 34,241
Money market (included in restricted cash)	884	881	3,169
Total Assets	11,129	15,033	37,410
Liabilities:
Warrant liability Series B-1	681	608	114
Warrant liability Series D	2,803	2,770	1,034
Total Liabilities	28,380	22,267	1,148
Recurring | Level 1
Assets:
Money market (included in cash and cash equivalents)	10,245	14,152	34,241
Money market (included in restricted cash)	884	881	3,169
Total Assets	11,129	15,033	37,410
Recurring | Level 3
Liabilities:
Warrant liability Series B-1	681	608	114
Warrant liability Series D	2,803	2,770	1,034
Total Liabilities	28,380	22,267	$ 1,148
Recurring | Related party
Liabilities:
Convertible promissory notes at fair value	20,296	18,889
Recurring | Related party | Level 3
Liabilities:
Convertible promissory notes at fair value	20,296	$ 18,889
Recurring | Non related party
Liabilities:
Convertible promissory notes at fair value	4,600
Recurring | Non related party | Level 3
Liabilities:
Convertible promissory notes at fair value	$ 4,600